Financial risk management (Details 6) $ in Millions	Dec. 31, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Present value of notional value	$ 65,900
Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Present value of notional value	$ 408,073